1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

Megan C. Johnson megan.johnson@dechert.com +1 202 261 3351 Direct +1 202 261 3104 Fax

May 18, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Filing of Registration Statement on Form N-14 of Aberdeen Funds (the “Registrant”)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended, for the Registrant. This Form N-14 is being filed in connection with reorganization of the Total Return Bond Fund, a series of Aberdeen Investment Funds, into the Global Absolute Return Strategies Fund, a series of the Registrant.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3351.

Sincerely,

/s/ Megan C. Johnson

Megan C. Johnson